Stockholders' Equity - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 16, 2016	Jan. 21, 2016	Feb. 18, 2015	Mar. 16, 2011	Oct. 05, 2009	Feb. 28, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 02, 2015	Aug. 01, 2014
Class Of Warrant Or Right [Line Items]
Aggregate offering price of common stock which the Company may issue and sell												$ 50,000,000	$ 30,000,000
Aggregate commission rate on gross proceeds												3.00%
Common stock sold, shares			8,300,000
Warrants to purchase shares of common stock			8,300,000
Proceeds from issuance of common stock and warrants, net of offering expenses			$ 28,100,000				$ 7,000	$ 13,000	$ 28,000	$ 28,883,000	$ 5,520,000
Initial exercise price of the warrants						$ 10.86
Term of warrant						5 years
Exercise price of warrants adjusted		$ 3.62
Minimum exercise price of warrants after adjustment date		3.62
Maximum exercise price of warrants after adjustment date		10.86
Company can force exercise of warrant if 20 day VWAP price exceeds		$ 18.00
Common stock sold, shares							71,591,518		71,560,294	71,462,059
Reclassification of fair value from liability to permanent equity (deficit) of warrants exercised										$ 17,000	$ 10,116,000
Warrants to purchase shares of common stock							8,300,000		8,300,000
Warrants
Class Of Warrant Or Right [Line Items]
Warrants exercised on a cashless basis											2,106,792
Common stock shares issued for cashless conversion of warrants											1,108,582
Warrants exercised on cash basis											2,328,766
Net proceeds from warrants exercised											$ 4,800,000
Reclassification of fair value from liability to permanent equity (deficit) of warrants exercised											10,100,000
March 2011 Offering
Class Of Warrant Or Right [Line Items]
Proceeds from issuance of common stock and warrants, net of offering expenses				$ 27,800,000
Common stock sold, shares				14,313,081
Common stock sold, price per share				$ 2.05
Warrants exercisable, price per unit of warrant				$ 0.05
Warrants issued				5,725,227
Gross proceed from sale of common stock				$ 30,100,000
Term of Warrants				5 years
Warrant exercise price				$ 2.46
October 2009 Offering
Class Of Warrant Or Right [Line Items]
Proceeds from issuance of common stock and warrants, net of offering expenses					$ 33,100,000
Common stock sold, shares					18,324,599
Common stock sold, price per share					$ 1.86
Warrants exercisable, price per unit of warrant					$ 0.05
Warrants issued					7,329,819
Gross proceed from sale of common stock					$ 35,000,000
Term of Warrants					5 years
Warrant exercise price				$ 2.05
October 2009 Offering | Warrants
Class Of Warrant Or Right [Line Items]
Change in fair value of common stock warrants											1,300,000
October 2009 Offering | Scenario Previously Reported
Class Of Warrant Or Right [Line Items]
Warrant exercise price					$ 2.23
March 2011 Warrants
Class Of Warrant Or Right [Line Items]
Warrant exercise price										$ 2.46
Warrants to purchase shares of common stock										3,800,000
Number of outstanding warrants that expired	3,800,000									3,800,000
March 2011 Warrants | Warrants
Class Of Warrant Or Right [Line Items]
Change in fair value of common stock warrants	$ 38,000									$ 3,900,000	$ 8,000,000
February 2015 Warrants
Class Of Warrant Or Right [Line Items]
Warrant exercise price							$ 3.62		$ 3.62	$ 10.86
Warrants to purchase shares of common stock							8,300,000		8,300,000	8,300,000
February 2015 Warrants | Warrants
Class Of Warrant Or Right [Line Items]
Change in fair value of common stock warrants							$ 700,000		$ 830,000	$ 12,900,000